Loans and Allowance for Credit Losses - Financing Receivable Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
2022	$ 3,481,250
2021	2,447,552
2020	1,630,538
2019	1,094,274
2018	779,687
Prior	2,496,108
Revolving Loans	1,614,995
Revolving Loans Converted to Term Loans	18,124
Total	13,562,528	$ 12,281,510
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
2022	780,736
2021	490,827
2020	425,901
2019	204,752
2018	103,461
Prior	647,702
Revolving Loans	478,083
Revolving Loans Converted to Term Loans	1,066
Total	3,132,528	2,960,527
Commercial Portfolio Segment | Commercial and industrial | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	778,144
2021	479,317
2020	415,990
2019	199,865
2018	100,716
Prior	639,825
Revolving Loans	473,148
Revolving Loans Converted to Term Loans	50
Total	3,087,055
Commercial Portfolio Segment | Commercial and industrial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	2,298
2021	1,307
2020	7,267
2019	4,841
2018	147
Prior	0
Revolving Loans	1,196
Revolving Loans Converted to Term Loans	670
Total	17,726
Commercial Portfolio Segment | Commercial and industrial | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	294
2021	4,954
2020	2,644
2019	46
2018	2,598
Prior	7,854
Revolving Loans	485
Revolving Loans Converted to Term Loans	346
Total	19,221
Commercial Portfolio Segment | Commercial and industrial | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	5,249
2020	0
2019	0
2018	0
Prior	23
Revolving Loans	3,254
Revolving Loans Converted to Term Loans	0
Total	8,526
Commercial Portfolio Segment | Commercial and industrial | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
2022	1,510,675
2021	825,620
2020	589,959
2019	605,840
2018	501,194
Prior	1,053,298
Revolving Loans	60,590
Revolving Loans Converted to Term Loans	4,187
Total	5,151,363	4,522,513
Commercial Portfolio Segment | Commercial real estate | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	1,510,675
2021	825,620
2020	586,567
2019	581,840
2018	461,296
Prior	1,006,160
Revolving Loans	52,590
Revolving Loans Converted to Term Loans	4,187
Total	5,028,935
Commercial Portfolio Segment | Commercial real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	771
2019	4,204
2018	15,366
Prior	12,255
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	32,596
Commercial Portfolio Segment | Commercial real estate | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	2,621
2019	19,796
2018	24,532
Prior	34,883
Revolving Loans	8,000
Revolving Loans Converted to Term Loans	0
Total	89,832
Commercial Portfolio Segment | Commercial real estate | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Commercial real estate | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Credit Quality Indicator [Line Items]
2022	91,397
2021	178,648
2020	31,317
2019	20,767
2018	0
Prior	0
Revolving Loans	12,130
Revolving Loans Converted to Term Loans	0
Total	334,259	222,328
Commercial Portfolio Segment | Commercial construction | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	91,397
2021	178,648
2020	28,956
2019	20,767
2018	0
Prior	0
Revolving Loans	12,130
Revolving Loans Converted to Term Loans	0
Total	331,898
Commercial Portfolio Segment | Commercial construction | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	2,361
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	2,361
Commercial Portfolio Segment | Commercial construction | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Commercial construction | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Commercial construction | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Commercial Portfolio Segment | Business banking
Financing Receivable, Credit Quality Indicator [Line Items]
2022	178,806
2021	206,703
2020	176,147
2019	135,731
2018	63,762
Prior	248,643
Revolving Loans	80,455
Revolving Loans Converted to Term Loans	4,991
Total	1,095,238	1,334,694
Commercial Portfolio Segment | Business banking | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	178,806
2021	202,230
2020	170,088
2019	128,282
2018	59,452
Prior	233,484
Revolving Loans	78,080
Revolving Loans Converted to Term Loans	4,770
Total	1,055,192
Commercial Portfolio Segment | Business banking | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	991
2020	4,635
2019	4,605
2018	3,740
Prior	7,584
Revolving Loans	145
Revolving Loans Converted to Term Loans	0
Total	21,700
Commercial Portfolio Segment | Business banking | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	3,482
2020	1,424
2019	2,663
2018	570
Prior	7,505
Revolving Loans	2,230
Revolving Loans Converted to Term Loans	221
Total	18,095
Commercial Portfolio Segment | Business banking | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	181
2018	0
Prior	70
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	251
Commercial Portfolio Segment | Business banking | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Residential Portfolio Segment | Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
2022	766,094
2021	702,429
2020	383,651
2019	103,747
2018	70,668
Prior	453,466
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	2,480,055	1,926,810
Residential Portfolio Segment | Residential real estate | Financial Asset, Not Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	761,442
2021	696,959
2020	382,262
2019	99,494
2018	66,702
Prior	434,720
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	2,441,579
Residential Portfolio Segment | Residential real estate | Financial Asset, 30 to 89 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	4,652
2021	5,470
2020	1,245
2019	2,762
2018	2,951
Prior	11,646
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	28,726
Residential Portfolio Segment | Residential real estate | Financial Asset, Equal to or Greater than 90 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Residential Portfolio Segment | Residential real estate | Non-Accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	144
2019	1,491
2018	1,015
Prior	7,100
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	9,750
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Credit Quality Indicator [Line Items]
2022	97,954
2021	10,774
2020	5,840
2019	5,076
2018	21,438
Prior	76,174
Revolving Loans	966,188
Revolving Loans Converted to Term Loans	7,863
Total	1,191,307	1,100,153
Consumer Portfolio Segment | Consumer home equity | Financial Asset, Not Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	97,395
2021	10,774
2020	5,840
2019	5,015
2018	21,092
Prior	73,927
Revolving Loans	953,829
Revolving Loans Converted to Term Loans	7,320
Total	1,175,192
Consumer Portfolio Segment | Consumer home equity | Financial Asset, 30 to 89 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	559
2021	0
2020	0
2019	0
2018	72
Prior	944
Revolving Loans	7,239
Revolving Loans Converted to Term Loans	247
Total	9,061
Consumer Portfolio Segment | Consumer home equity | Financial Asset, Equal to or Greater than 90 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Consumer Portfolio Segment | Consumer home equity | Non-Accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	61
2018	274
Prior	1,303
Revolving Loans	5,120
Revolving Loans Converted to Term Loans	296
Total	7,054
Consumer Portfolio Segment | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
2022	55,588
2021	32,551
2020	17,723
2019	18,361
2018	19,164
Prior	16,825
Revolving Loans	17,549
Revolving Loans Converted to Term Loans	17
Total	177,778	$ 214,485
Consumer Portfolio Segment | Other consumer | Financial Asset, Not Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	55,414
2021	32,390
2020	17,641
2019	18,298
2018	18,832
Prior	16,603
Revolving Loans	17,476
Revolving Loans Converted to Term Loans	0
Total	176,654
Consumer Portfolio Segment | Other consumer | Financial Asset, 30 to 89 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	143
2021	68
2020	43
2019	61
2018	240
Prior	178
Revolving Loans	58
Revolving Loans Converted to Term Loans	7
Total	798
Consumer Portfolio Segment | Other consumer | Financial Asset, Equal to or Greater than 90 Days Past Due, Accruing
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total	0
Consumer Portfolio Segment | Other consumer | Non-Accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2022	31
2021	93
2020	39
2019	2
2018	92
Prior	44
Revolving Loans	15
Revolving Loans Converted to Term Loans	10
Total	$ 326